FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Yield curves (Details)	Dec. 31, 2020
1 month
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	4.95%
1 month | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	1.92%
1 month | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.14%
6 months
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	1.56%
6 months | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	2.11%
6 months | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.20%
1 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	1.20%
1 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	2.86%
1 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.19%
2 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	1.01%
2 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	4.19%
2 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.20%
3 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	0.99%
3 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	5.08%
3 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.25%
5 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	1.16%
5 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	6.05%
5 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.44%
10 year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Dollar coupon	1.56%
10 year | Brazilian Reais
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	7.20%
10 year | USD
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Interest rate curves	0.95%